Loan Capital - Additional Tier 1 loan capital (Details) $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 AUD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($)	Sep. 30, 2018 AUD ($)
Loan capital
Loan capital		$ 23,949		$ 21,826	$ 17,265
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		9,364		9,324
Number of business days for payment of dividend, distribution or interest	20 days
Number of business days prior to scheduled conversion date to determine share price	20 days
Discount rate on share price upon conversion	1.00%
Common Equity Tier 1 Capital ratio threshold percentage	5.125%
Number of business days prior to capital trigger event date or non-viability trigger event date to determine share price for conversion	5 days
Discount rate on share price determined based on capital trigger event date or non-viability trigger event date	1.00%
Percentage of share price to determine maximum conversion number	20.00%
Westpac capital notes (WCN)
Loan capital
Loan capital		7,423		7,411
$1,311 million WCN2
Loan capital
Principal amount		1,311		1,311
Loan capital		$ 1,307		$ 1,308
$1,311 million WCN2 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.05%	3.05%	3.05%	3.05%
$1,324 million WCN3
Loan capital
Principal amount		$ 1,324		$ 1,324
Loan capital		$ 1,323		$ 1,319
$1,324 million WCN3 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.00%	4.00%	4.00%	4.00%
$1,702 million WCN4
Loan capital
Principal amount		$ 1,702		$ 1,702
Loan capital		$ 1,698		$ 1,694
$1,702 million WCN4 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.90%	4.90%	4.90%	4.90%
$1,690 million WCN5
Loan capital
Principal amount		$ 1,690		$ 1,690
Loan capital		$ 1,680		$ 1,677
$1,690 million WCN5 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%	3.20%	3.20%
$1,423 million WCN6
Loan capital
Principal amount		$ 1,423		$ 1,423
Loan capital		$ 1,415		$ 1,413
$1,423 million WCN6 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%	3.70%	3.70%
USD AT1 securities
Loan capital
Loan capital		$ 1,941		$ 1,913
US$1,250 million securities
Loan capital
Principal amount	$ 1,250		$ 1,250
Loan capital		$ 1,941		$ 1,913
US$1,250 million securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%
US$1,250 million securities | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%	2.89%	2.89%
Parent Entity
Loan capital
Loan capital		$ 23,949		$ 21,826	$ 17,265
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		9,364		9,324
Parent Entity | Westpac capital notes (WCN)
Loan capital
Loan capital		7,423		7,411
Parent Entity | $1,311 million WCN2
Loan capital
Principal amount		1,311		1,311
Loan capital		$ 1,307		$ 1,308
Parent Entity | $1,311 million WCN2 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.05%	3.05%	3.05%	3.05%
Parent Entity | $1,324 million WCN3
Loan capital
Principal amount		$ 1,324		$ 1,324
Loan capital		$ 1,323		$ 1,319
Parent Entity | $1,324 million WCN3 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.00%	4.00%	4.00%	4.00%
Parent Entity | $1,702 million WCN4
Loan capital
Principal amount		$ 1,702		$ 1,702
Loan capital		$ 1,698		$ 1,694
Parent Entity | $1,702 million WCN4 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.90%	4.90%	4.90%	4.90%
Parent Entity | $1,690 million WCN5
Loan capital
Principal amount		$ 1,690		$ 1,690
Loan capital		$ 1,680		$ 1,677
Parent Entity | $1,690 million WCN5 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%	3.20%	3.20%
Parent Entity | $1,423 million WCN6
Loan capital
Principal amount		$ 1,423		$ 1,423
Loan capital		$ 1,415		$ 1,413
Parent Entity | $1,423 million WCN6 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%	3.70%	3.70%
Parent Entity | USD AT1 securities
Loan capital
Loan capital		$ 1,941		$ 1,913
Parent Entity | US$1,250 million securities
Loan capital
Principal amount	$ 1,250		$ 1,250
Loan capital		$ 1,941		$ 1,913
Parent Entity | US$1,250 million securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%
Parent Entity | US$1,250 million securities | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%	2.89%	2.89%